Jan. 29, 2020
11.30 Fidelity Independence Fund - K PRO-09 | Fidelity® Independence Fund
Proposed Reorganization. The Board of Trustees of each of Fidelity Financial Trust and Fidelity Magellan Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity® Independence Fund and Fidelity® Magellan® Fund pursuant to which Fidelity® Independence Fund would be reorganized on a tax-free basis with and into Fidelity® Magellan® Fund.As a result of the proposed Reorganization, shareholders of Fidelity® Independence Fund (retail class) and Class K of Fidelity® Independence Fund would receive, respectively, Fidelity® Magellan® Fund (retail class) and Class K shares of Fidelity® Magellan® Fund.The Agreement provides for the transfer of all of the assets of Fidelity® Independence Fund in exchange for corresponding shares of Fidelity® Magellan® Fund equal in value to the net assets of Fidelity® Independence Fund and the assumption by Fidelity® Magellan® Fund of all of the liabilities of Fidelity® Independence Fund. After the exchange, Fidelity® Independence Fund will distribute the Fidelity® Magellan® Fund shares to its shareholders pro rata, in liquidation of Fidelity® Independence Fund. As a result, shareholders of Fidelity® Independence Fund will become shareholders of Fidelity® Magellan® Fund (these transactions are collectively referred to as the “Reorganization”).A Special Meeting (the “Meeting”) of the Shareholders of Fidelity® Independence Fund is expected to be held during the second quarter of 2021 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity® Independence Fund in advance of the meeting.If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about May 14, 2021. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.In connection with seeking shareholder approval of the Agreement, effective after the close of business on December 31, 2020, new positions in Fidelity® Independence Fund (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on December 31, 2020 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by December 31, 2020, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by December 31, 2020, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 31, 2020, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 5) by a portfolio manager of the fund, and 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity® Magellan® Fund, please call 1-800-544-8544 (retail class) or 1-800-835-5092 (Class K). The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).